Annual Total Returns[BarChart] - Victory INCORE Low Duration Bond Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.68%	3.05%	(0.07%)	0.74%	0.52%	1.80%	1.47%	0.73%	3.51%	3.85%